Loss per share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss attributable to equity shareholders of the Company	¥ (32,699)	¥ (12,106)	¥ (10,847)
Weighted average number of shares in issue	17,205,242,710	16,201,129,384	14,056,887,174